Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	ATM offering	Share capital	Share capital ATM offering	Reserves	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2024	$ 228,057		$ 235,782		$ 36,040	$ (37,849)	$ (5,916)
Balance (in shares) at Dec. 31, 2024			188,772,683
Share-based compensation	1,420				1,420
Shares issued under the ATM		$ 7,197		$ 7,197
Shares issued under the ATM (in shares)				4,611,370
Share issuance costs	(204)		$ (204)
Conversion of DSUs to common shares			$ 1,013		(1,013)
Conversion of DSUs to common shares (in shares)			633,071
Net loss	(1,550)					(1,550)
Currency translation differences of foreign operations	20						20
Balance at Mar. 31, 2025	234,940		$ 243,788		36,447	(39,399)	(5,896)
Balance (in shares) at Mar. 31, 2025			194,017,124
Balance at Dec. 31, 2025	353,958		$ 405,173		37,299	(86,247)	(2,267)
Balance (in shares) at Dec. 31, 2025			239,705,571
Share-based compensation	1,265				1,265
Shares issued under the ATM		$ 10,821		$ 10,821
Shares issued under the ATM (in shares)				2,222,342
Share issuance costs	(269)		$ (269)
Conversion of DSUs to common shares			$ 54		(54)
Conversion of DSUs to common shares (in shares)			55,762
Vesting of restricted stock units			$ 472		(472)
Vesting of restricted stock units (in shares)			495,612
Options exercised	1,839		$ 3,412		(1,573)
Options exercised (in shares)			685,000
Net loss	(2,738)					(2,738)
Currency translation differences of foreign operations	(2,354)						(2,354)
Balance at Mar. 31, 2026	$ 362,522		$ 419,663		$ 36,465	$ (88,985)	$ (4,621)
Balance (in shares) at Mar. 31, 2026			243,164,287